Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Trading Symbol	CPA
Entity Registrant Name	COPA HOLDINGS, S.A.
Entity Central Index Key	0001345105
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Title of 12(b) Security	Class A Common Stock, without par value
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	PA
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	001-32696
Security Exchange Name	NYSE
Auditor Name	Ernst & Young Limited Corp.
Auditor Firm ID	1415
Auditor Location	Panama City, Republic of Panama
Entity Incorporation, State or Country Code	R1
Entity Address, Address Line One	Avenida Principal y Avenida de la Rotonda, Costa del Este
Entity Address, Address Line Two	Complejo Business Park, Torre Norte
Entity Address, Address Line Three	Parque Lefevre
Entity Address, City or Town	Panama City
Entity Address, Postal Zip Code	0816-06819
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	PA
Entity Address, Address Line One	Complejo Business Park
Entity Address, Address Line Two	Torre Norte
Entity Address, Address Line Three	Parque Lefevre
Entity Address, City or Town	Panama City
Contact Personnel Name	Daniel Tapia
City Area Code	304
Local Phone Number	2774
Class A common stock [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	28,477,704
Class B common stock [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,938,125